Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 186,610	$ 192,436
Accumulated amortization	(89,765)	(82,452)
Net carrying amount	96,845	109,984
Liquefied Gas Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	179,813	179,813
Accumulated amortization	(83,311)	(74,456)
Net carrying amount	96,502	105,357
Conventional Tanker [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,797	12,623
Accumulated amortization	(6,454)	(7,996)
Net carrying amount	$ 343	$ 4,627